Items held at fair value and remeasurements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Gains Losses [Abstract]
Summary of (Losses)/Gains on Items Held at Fair Value and Remeasurements

Included within (losses)/gains on items held at fair value and remeasurements are (in thousands):

	2020	2021	2022
Change on remeasurement of put and call option and contingent consideration liabilities	$(288,853)	$384,122	$638,987
Change in fair value of convertible note embedded derivatives	(2,354,720)	1,638,837	667,028
Loss on disposal of investment carried at FVTPL	-	-	(178)
Fair value remeasurement of previously held equity interest	-	784	-
Fair value remeasurement of minority investment	-	-	(7,225)
(Losses)/gains on items held at fair value and remeasurements	$(2,643,573)	$2,023,743	$1,298,612